Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Testing [Abstract]
Schedule of intangible assets with an indefinite useful life
As of December 31
2025	2024
$ millions	$ millions

Goodwill
Phosphate Solutions	97	90
Industrial Products	92	89
Growing Solutions	314	318
Potash	20	18
Other	29	28
	552	543

Trademarks	33	32

	585	575